May 31, 2016
IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES

1. Under the section entitled "Fund Summary Information," please add the following as the final sentence to the "Risk/Return Summary: Fees and Expenses" introductory paragraph:

"More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus and in "Appendix B" to this Prospectus."